SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of segment reporting information, by segment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenues		$ 15,700	$ 14,188
Cost of Revenue		6,015	5,510
Gross Profit		9,685	8,678
Employee-related operating expenses	[1]	3,970	2,697
Other segment items expenses	[2]	3,629	3,663
Operating Income (loss)		2,085	2,318
Financial income (expense)		(743)	3,002
Income tax benefits		1,090	0
Net Income (loss)		2,432	5,320	$ 2,963	$ (2,590)
Cyber Security [Member]
Segment Reporting Information [Line Items]
Revenues		611	393
Cost of Revenue		112	100
Gross Profit		499	293
Employee-related operating expenses	[1]	281	244
Other segment items expenses	[2]	190	153
Operating Income (loss)		28	(104)
Financial income (expense)		(19)	(47)
Income tax benefits		0	0
Net Income (loss)		9	(151)
IoT [Member]
Segment Reporting Information [Line Items]
Revenues		15,067	12,244
Cost of Revenue		5,853	4,775
Gross Profit		9,214	7,469
Employee-related operating expenses	[1]	3,597	2,337
Other segment items expenses	[2]	3,374	3,428
Operating Income (loss)		2,243	1,704
Financial income (expense)		(726)	2,899
Income tax benefits		1,090	0
Net Income (loss)		2,607	4,602
e-Gov [Member]
Segment Reporting Information [Line Items]
Revenues		22	1,551
Cost of Revenue		50	635
Gross Profit		(28)	916
Employee-related operating expenses	[1]	92	116
Other segment items expenses	[2]	66	82
Operating Income (loss)		(186)	718
Financial income (expense)		2	151
Income tax benefits		0	0
Net Income (loss)		$ (184)	$ 869

[1]	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced Labor costs excluding amounts included in cost of revenues.
[2]	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, marketing expenses, finance and legal expenses, travel expenses, subcontractors’ costs, software and subscription costs, overhead expenses and restructuring and related charges.